Average Annual Total Returns - The Hartford Floating Rate High Income Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	4.30%	(1.96%)	4.79%	2.26%	(3.45%)	2.89%	2.41%	(1.21%)	2.84%	3.87%	(0.63%)	4.65%	4.88%	1.01%	5.63%	4.34%	0.78%	5.14%	4.64%	1.17%	5.45%	5.06%	1.47%	5.76%	4.94%	1.34%	5.76%	4.94%	[1]	1.37%	[1]	5.73%	[1]	4.83%	3.12%	5.24%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.